Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 101,994,880.00
Previously Paid Amount	0.00
Total Fee Amount	14,085.49
Total Offset Amount	0.00
Net Fee	$ 14,085.49
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A